Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000142756 | Cisco Systems8905569
Holdings [Line Items]
Percent of Total Investments	2.90%
C000142756 | Amdocs8905515
Holdings [Line Items]
Percent of Total Investments	2.40%
C000142756 | Verizon Communications8905770
Holdings [Line Items]
Percent of Total Investments	2.40%
C000142756 | AT&T8905530
Holdings [Line Items]
Percent of Total Investments	2.30%
C000142756 | Bank of New York Mellon8905542
Holdings [Line Items]
Percent of Total Investments	2.20%
C000142756 | TD SYNNEX8905749
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142756 | Gilead Sciences8905642
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142756 | ExxonMobil8905619
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142756 | Cognizant Technology Solutions8905576
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142756 | NewMarket8905717
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142756 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142756 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000142756 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142756 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142756 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142756 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000142756 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000142756 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000142756 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000142756 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000142756 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000142756 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000142757 | Cisco Systems8905569
Holdings [Line Items]
Percent of Total Investments	2.90%
C000142757 | Amdocs8905515
Holdings [Line Items]
Percent of Total Investments	2.40%
C000142757 | Verizon Communications8905770
Holdings [Line Items]
Percent of Total Investments	2.40%
C000142757 | AT&T8905530
Holdings [Line Items]
Percent of Total Investments	2.30%
C000142757 | Bank of New York Mellon8905542
Holdings [Line Items]
Percent of Total Investments	2.20%
C000142757 | TD SYNNEX8905749
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142757 | Gilead Sciences8905642
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142757 | ExxonMobil8905619
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142757 | Cognizant Technology Solutions8905576
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142757 | NewMarket8905717
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142757 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000142757 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000142757 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000142757 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142757 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142757 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000142757 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000142757 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000142757 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000142757 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000142757 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000142757 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.90%